Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 14,767	$ 14,778
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 14,900	14,900
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		$ (100)